Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	AEP Texas Inc. [Member]	AEP Transmission Co [Member]	Appalachian Power Co [Member]	Indiana Michigan Power Co [Member]	Ohio Power Co [Member]	Public Service Co Of Oklahoma [Member]	Southwestern Electric Power Co [Member]	Common Stock [Member]	Common Stock [Member] Appalachian Power Co [Member]	Common Stock [Member] Indiana Michigan Power Co [Member]	Common Stock [Member] Ohio Power Co [Member]	Common Stock [Member] Public Service Co Of Oklahoma [Member]	Common Stock [Member] Southwestern Electric Power Co [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] AEP Texas Inc. [Member]	Additional Paid-in Capital [Member] AEP Transmission Co [Member]	Additional Paid-in Capital [Member] Appalachian Power Co [Member]	Additional Paid-in Capital [Member] Indiana Michigan Power Co [Member]	Additional Paid-in Capital [Member] Ohio Power Co [Member]	Additional Paid-in Capital [Member] Public Service Co Of Oklahoma [Member]	Additional Paid-in Capital [Member] Southwestern Electric Power Co [Member]	Retained Earnings [Member]		Retained Earnings [Member] AEP Texas Inc. [Member]	Retained Earnings [Member] AEP Transmission Co [Member]	Retained Earnings [Member] Appalachian Power Co [Member]	Retained Earnings [Member] Indiana Michigan Power Co [Member]	Retained Earnings [Member] Ohio Power Co [Member]	Retained Earnings [Member] Public Service Co Of Oklahoma [Member]	Retained Earnings [Member] Southwestern Electric Power Co [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Other Comprehensive Income [Member] AEP Texas Inc. [Member]	Accumulated Other Comprehensive Income [Member] Appalachian Power Co [Member]	Accumulated Other Comprehensive Income [Member] Indiana Michigan Power Co [Member]	Accumulated Other Comprehensive Income [Member] Ohio Power Co [Member]	Accumulated Other Comprehensive Income [Member] Public Service Co Of Oklahoma [Member]	Accumulated Other Comprehensive Income [Member] Southwestern Electric Power Co [Member]	Noncontrolling Interests [Member]	Noncontrolling Interests [Member] Southwestern Electric Power Co [Member]
TOTAL MEMBER'S EQUITY			$ 1,141.0														$ 964.0									$ 177.0
Common Stock, Dividends, Per Share, Declared	$ 2.15
Beginning Balance at Dec. 31, 2014	$ 16,824.5	$ 1,309.4		$ 3,366.9	$ 1,954.0	$ 1,980.2	$ 1,028.2	$ 2,097.2	$ 3,313.3	$ 260.4	$ 56.6	$ 321.2	$ 157.2	$ 135.7	$ 6,203.4	$ 532.6		$ 1,809.6	$ 980.9	$ 838.8	$ 364.0	$ 674.6	$ 7,406.6		$ 795.7		$ 1,291.9	$ 930.8	$ 814.6	$ 502.0	$ 1,294.0	$ (103.1)	$ (18.9)	$ 5.0	$ (14.3)	$ 5.6	$ 5.0	$ (7.5)	$ 4.3	$ 0.4
Beginning Balance, Shares at Dec. 31, 2014	509,739,159								509,700,000
Issuance of Common Stock, Value	$ 81.6								$ 10.7						70.9
Issuance of Common Stock, Shares	1,650,014								1,700,000
Capital Contributions from Member		272.3	279.0													272.3	279.0
Common Stock Dividends	$ (1,059.0)	(29.0)																					(1,055.4)	[1]	(29.0)
Common Stock Dividends				(243.8)	(120.0)	(225.0)		(120.0)																			(243.8)	(120.0)	(225.0)		(120.0)
Common Stock Dividends								(3.6)																															(3.6)	(3.6)
Stockholders' Equity, Other	29.5														22.2																								7.3
Net Income (Loss)		120.3																					2,047.1		120.3						192.3
Net Income (Loss) Attributable to Noncontrolling Interests	5.2							3.7																															5.2	3.7
Net Income (Loss)	2,052.3	120.3	132.9	340.6	204.8	232.7	92.5	196.0																		132.9	340.6	204.8	232.7	92.5
Other Comprehensive Income (Loss)	(30.0)	1.7		(7.8)	(2.4)	(1.3)	(0.8)	(1.9)																								(30.0)	1.7	(7.8)	(2.4)	(1.3)	(0.8)	(1.9)
Pension and OPEB Adjustment Related to Mitchell Plant	6.0																															6.0
Distribution of CSW Energy, Inc to Parent		0.0
Contribution of Amos Plant from Parent				19.1														19.1
Contribution of Mutual Energy SWEPCo, LLC from Parent								2.0														2.0
Ending Balance at Dec. 31, 2015	$ 17,904.9	1,674.7		3,475.0	2,036.4	1,986.6	1,119.9	2,169.7	$ 3,324.0	260.4	56.6	321.2	157.2	135.7	6,296.5	804.9		1,828.7	980.9	838.8	364.0	676.6	8,398.3		887.0		1,388.7	1,015.6	822.3	594.5	1,366.3	(127.1)	(17.2)	(2.8)	(16.7)	4.3	4.2	(9.4)	13.2	0.5
Ending Balance, Shares at Dec. 31, 2015	511,389,173								511,400,000
TOTAL MEMBER'S EQUITY			1,552.9														1,243.0									309.9
Common Stock, Dividends, Per Share, Declared	$ 2.27
Issuance of Common Stock, Value	$ 34.2								$ 4.3						29.9
Issuance of Common Stock, Shares	659,347								600,000
Capital Contributions from Member		53.0	212.0													53.0	212.0
Common Stock Dividends	$ (1,121.0)	(34.0)																					(1,116.8)	[1]	(34.0)
Common Stock Dividends				(255.0)	(125.0)	(150.0)	(5.0)	(120.0)																			(255.0)	(125.0)	(150.0)	(5.0)	(120.0)
Common Stock Dividends								(4.2)																															(4.2)	(4.2)
Stockholders' Equity, Other	13.2														6.2																								7.0
Net Income (Loss)		146.6																					610.9		146.6						165.6
Net Income (Loss) Attributable to Noncontrolling Interests	7.1							4.1																															7.1	4.1
Net Income (Loss)	618.0	146.6	192.7	369.1	239.9	282.2	100.0	169.7																		192.7	369.1	239.9	282.2	100.0
Other Comprehensive Income (Loss)	(29.2)	2.3		(5.6)	0.5	(1.3)	(0.8)	0.0																								(29.2)	2.3	(5.6)	0.5	(1.3)	(0.8)
Distribution of CSW Energy, Inc to Parent		(185.5)																							(185.5)
Contribution of Amos Plant from Parent				0.0
Contribution of Mutual Energy SWEPCo, LLC from Parent								0.0
Ending Balance at Dec. 31, 2016	$ 17,420.1	1,657.1		3,583.5	2,151.8	2,117.5	$ 1,214.1	2,215.2	$ 3,328.3	260.4	56.6	321.2	157.2	135.7	6,332.6	857.9		1,828.7	980.9	838.8	364.0	676.6	7,892.4		814.1		1,502.8	1,130.5	954.5	689.5	1,411.9	(156.3)	(14.9)	(8.4)	(16.2)	3.0	3.4	(9.4)	23.1	0.4
Ending Balance, Shares at Dec. 31, 2016	512,048,520						10,482,000		512,000,000
TOTAL MEMBER'S EQUITY			1,957.6														1,455.0									502.6
Common Stock, Dividends, Per Share, Declared	$ 2.39
Issuance of Common Stock, Value	$ 12.2								$ 1.1						11.1
Issuance of Common Stock, Shares	162,124								200,000
Capital Contributions from Member		200.0	361.6													200.0	361.6
Common Stock Dividends	$ (1,191.9)																						(1,178.3)	[1]
Common Stock Dividends				(120.0)	(125.0)	(130.0)	$ (70.0)	(110.0)																			(120.0)	(125.0)	(130.0)	(70.0)	(110.0)
Common Stock Dividends								(13.6)																															(13.6)	(13.6)
Stockholders' Equity, Other	55.8														55.0																								0.8
Net Income (Loss)		310.5																					1,912.6		310.5						124.7
Net Income (Loss) Attributable to Noncontrolling Interests	16.3							12.8																															16.3	12.8
Net Income (Loss)	1,928.9	310.5	286.1	331.3	186.7	323.9	72.0	137.5																		286.1	331.3	186.7	323.9	72.0
Other Comprehensive Income (Loss)	88.5	2.3		9.7	4.1	(1.1)	(0.8)	5.4																								88.5	2.3	9.7	4.1	(1.1)	(0.8)	5.4
Distribution of CSW Energy, Inc to Parent		0.0
Contribution of Amos Plant from Parent				0.0
Contribution of Mutual Energy SWEPCo, LLC from Parent								0.0
Ending Balance at Dec. 31, 2017	$ 18,313.6	$ 2,169.9		$ 3,804.5	$ 2,217.6	$ 2,310.3	$ 1,215.3	$ 2,234.5	$ 3,329.4	$ 260.4	$ 56.6	$ 321.2	$ 157.2	$ 135.7	$ 6,398.7	$ 1,057.9		$ 1,828.7	$ 980.9	$ 838.8	$ 364.0	$ 676.6	$ 8,626.7		$ 1,124.6		$ 1,714.1	$ 1,192.2	$ 1,148.4	$ 691.5	$ 1,426.6	$ (67.8)	$ (12.6)	$ 1.3	$ (12.1)	$ 1.9	$ 2.6	$ (4.0)	$ 26.6	$ (0.4)
Ending Balance, Shares at Dec. 31, 2017	512,210,644						10,482,000		512,200,000
TOTAL MEMBER'S EQUITY			$ 2,605.3														$ 1,816.6									$ 788.7

[1]	(a)Cash dividends declared per AEP common share were $2.39, $2.27 and $2.15 for the years ended December 31, 2017, 2016 and 2015, respectively.